Events Occurring After Reporting Date	12 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After Reporting Date

NOTE 32: EVENTS OCCURRING AFTER REPORTING DATE

On July 15, 2022, the Company issued 7,700,000 share options to subscribe for 7,700,000 shares at $0.0543 per share, under the Employee Equity Plan that was approved by shareholders at the Annual General Meeting held on December 2, 2021, including 7,500,000 share options that were issued to key management personnel (KMP). 25% of the Options vest at the end of 12 months following the Offer Date (July 8, 2022), and 75% vest in 12 substantially equal instalments (6.25%) on the last day of each calendar quarter over the 4-year period following the end of the initial 12 months following the Offer Date. The share options expire on the date that is 5 years following each vesting date.

Details of share options that were issued to the KMPs are set out below:

KMP	Number
Mr Adrian Hinton	2,000,000
Mr Connor Bernstein	3,500,000
Ms Liz Doolin	2,000,000

On August 5, 2022, the Company received A$2,085,453 research and development tax incentive refund relating to the financial year ended June 2021, which as at June 30, 2022 is included as part of the Research and Development Incentives Receivable, in the Consolidated Statement of Financial Position.

There are no other matters or circumstances that have arisen since the end of the financial year which significantly affect or may significantly affect the results of the operations of the Group.